Deferred Acquisition Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Policy Acquisition Costs [Line Items]
Balance, beginning of year	$ 134,374	$ 118,319	$ 104,002
Capitalization	6,406	13,531	16,906
Interest	6,471	6,197	5,541
Amortization	(17,691)	(11,563)	(7,383)
Change in shadow DAC	308	7,890	(747)
Balance, end of year	$ 129,868	$ 134,374	$ 118,319